Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	1347 Property Insurance Holdings, Inc.
Entity Central Index Key	0001591890
Document Type	S-1/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Smaller Reporting Company